Impairment Testing (Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life		$ 534	$ 353
Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life		502	320
Trademarks [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life		32	33
Phosphate Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life		114	116
Industrial Products [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life		91	94
Innovative Ag Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	[1]	260	73
Potash [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life		19	19
Other [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life		$ 18	$ 18

[1]	The increase is mainly from the acquisitions of Fertiláqua and ADS businesses. For further information, see Note 8B.